CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 75,777	$ 43,048
Restricted cash	160	159
Accounts receivable, net of provision for doubtful debts of $12,041 and $4,830, respectively	32,956	25,357
Inventories	6,728	2,529
Deposits for inventories	20	105
Deposits for inventories, related party	0	14,539
Due from an affiliate	0	7,904
Prepaid expenses and other current assets	4,512	12,100
Current maturities of net investment in direct financing and sales-type leases, net of provision for doubtful debts of $296 and $714, respectively	196,213	329,111
Total current assets	316,366	434,852
Construction-in-progress	76,669	0
Property, equipment and leasehold improvements, net	4,985	3,356
Deferred income tax assets	2,547	1,811
Net investment in direct financing and sales-type leases, net of current maturities	38,739	114,447
Total assets	439,306	554,466
LIABILITIES AND EQUITY
Short-term borrowings (including short-term borrowings of the consolidated variable interest entities ("VIEs") without recourse to AutoChina of $75,412 and $111,095 as of December 31, 2012 and 2011, respectively)	102,458	149,979
Long-term borrowings, current (including long-term borrowings, current of the consolidated VIEs without recourse to AutoChina of nil and $44,438 as of December 31, 2012 and 2011, respectively)	0	44,438
Accounts payable (including accounts payable of the consolidated VIEs without recourse to AutoChina of $68 and $112 as of December 31, 2012 and 2011, respectively)	16,392	404
Accounts payable, related parties (including accounts payable, related parties of the consolidated VIEs without recourse to AutoChina of $706 and nil as of December 31, 2012 and 2011, respectively)	2,228	0
Other payables and accrued liabilities (including other payables and accrued liabilities of the consolidated VIEs without recourse to AutoChina of $4,857 and $4,415 as of December 31, 2012 and 2011, respectively)	15,049	13,653
Due to affiliates (including due to affiliates of the consolidated VIEs without recourse to AutoChina of $86 and $3,244 as of December 31, 2012 and 2011, respectively)	65,595	42,696
Customer deposits (including customer deposits of the consolidated VIEs without recourse to AutoChina of $161 and $508 as of December 31, 2012 and 2011, respectively)	1,956	1,152
Income tax payable (including income tax payable of the consolidated VIEs without recourse to AutoChina of $1,931 and $1,548 as of December 31, 2012 and 2011, respectively)	2,551	2,799
Deferred income tax liabilities (including deferred income tax liabilities of the consolidated VIEs without recourse to AutoChina of nil and $4,764 as of December 31, 2012 and 2011, respectively)	4,717	8,162
Total current liabilities	210,946	263,283
Equity
Preferred shares, $0.001 par value authorized - 1,000,000 shares; issued - none	0	0
Ordinary shares - $0.001 par value authorized - 100,000,000 shares; issued and outstanding - 23,538,919 shares at December 31, 2012, respectively; and $0.001 par value authorized - 50,000,000 shares; issued and outstanding - 23,538,919 shares at December 31, 2011, respectively	24	24
Additional paid-in capital	323,856	404,745
Statutory reserves	16,997	13,016
Accumulated losses	(135,487)	(149,170)
Accumulated other comprehensive income	22,970	22,568
Total equity	228,360	291,183
Total liabilities and equity	$ 439,306	$ 554,466